Condensed Consolidated Statement of Changes in Stockholders Deficit (Unaudited) - USD ($)	Series A Preferred Stocks [Member]	Common Class A Stock [Member]	Common Class B Stock [Member]	Common Stock Class A Shares To Be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 5,217,800	$ 15,145,798		$ 22,000	$ 2,043,235	$ (26,888,056)	$ (4,459,223)
Beginning balance, shares at Dec. 31, 2018	2	816,883,910		1,122,311
Warrants issued for services - related parties					669,248		669,248
Warrants issued for services					27,686		27,686
Exercise of warrants in exchange for stock		$ 329,622			(329,622)
Exercise of warrants in exchange for stock, shares		8,734,538
Imputed interest - related party					22,337		22,337
Cancellation of warrants issued for services					(19,915)		(19,915)
Units issued for cash		$ 1,000,000					1,000,000
Units issued for cash, shares		14,797,278
Shares issued in exchange for accounts payable		$ 281,659					281,659
Shares issued in exchange for accounts payable, shares		4,052,652
Net loss						(2,909,850)	(2,909,850)
Ending Balance at Dec. 31, 2019	$ 5,217,800	$ 16,757,079		$ 22,000	2,412,969	(29,797,906)	(5,388,058)
Ending balance, shares at Dec. 31, 2019	2	844,468,378		1,122,311
Warrants issued for services - related parties					2,754,031		2,754,031
Warrants issued for services					50,763		50,763
Exercise of warrants in exchange for stock		$ 365,157			(365,157)
Exercise of warrants in exchange for stock, shares		9,941,623
Imputed interest - related party					38,981		38,981
Contributed capital - related party					17,495		17,495
Net loss						(4,313,294)	(4,313,294)
Ending Balance at Sep. 30, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	4,909,082	(34,111,200)	(6,840,082)
Ending balance, shares at Sep. 30, 2020	2	854,410,001		1,122,311
Beginning Balance at Dec. 31, 2019	$ 5,217,800	$ 16,757,079		$ 22,000	2,412,969	(29,797,906)	(5,388,058)
Beginning balance, shares at Dec. 31, 2019	2	844,468,378		1,122,311
Warrants issued for services - related parties					2,794,696		2,794,696
Warrants issued for services					50,763		50,763
Exercise of warrants in exchange for stock		$ 365,157			(365,157)
Exercise of warrants in exchange for stock, shares		9,941,623
Imputed interest - related party					58,817		58,817
Beneficial conversion feature					864,000		864,000
Contributed capital - related party					17,495		17,495
Net loss						(4,971,277)	(4,971,277)
Ending Balance at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	5,833,583	(34,769,183)	(6,573,564)
Ending balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Beginning Balance at Jun. 30, 2020	$ 5,217,800	$ 16,757,079		$ 22,000	5,107,560	(33,418,042)	(6,313,603)
Beginning balance, shares at Jun. 30, 2020	2	844,468,378		1,122,311
Warrants issued for services - related parties					141,620		141,620
Warrants issued for services					8,050		8,050
Exercise of warrants in exchange for stock		$ 365,157			(365,157)
Exercise of warrants in exchange for stock, shares		9,941,623
Imputed interest - related party					17,009		17,009
Net loss						(693,158)	(693,158)
Ending Balance at Sep. 30, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	4,909,082	(34,111,200)	(6,840,082)
Ending balance, shares at Sep. 30, 2020	2	854,410,001		1,122,311
Beginning Balance at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	5,833,583	(34,769,183)	(6,573,564)
Beginning balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Warrants issued for services - related parties					505,809		505,809
Warrants issued for services					78,693		78,693
Common stock issued for services		$ 242,100					242,100
Common stock issued for services, shares		3,000,000
Cancellations of warrants					(42,707)		(42,707)
Exercise of warrants in exchange for stock		$ 470,091			(292,533)		177,558
Exercise of warrants in exchange for stock, shares		3,816,522
Convertible debt conversion into common stock ($0.0744 - $0.1108/Sh)		$ 2,859,301					2,859,301
Convertible debt conversion into common stock ($0.0744 - $0.1108/Sh), shares		36,325,230
Imputed interest - related party					61,968		61,968
Beneficial conversion feature					3,670,000		3,670,000
Net loss						(6,881,584)	(6,881,584)
Ending Balance at Sep. 30, 2021	$ 5,217,800	$ 20,693,728		$ 22,000	9,814,813	(41,650,767)	(5,902,426)
Ending balance, shares at Sep. 30, 2021	2	897,551,753		1,122,311
Beginning Balance at Jun. 30, 2021	$ 5,217,800	$ 18,636,669		$ 22,000	9,572,046	(38,463,620)	(5,015,105)
Beginning balance, shares at Jun. 30, 2021	2	868,038,875		1,122,311
Warrants issued for services - related parties					166,978		166,978
Warrants issued for services					54,906		54,906
Common stock issued for services		$ 242,100					242,100
Common stock issued for services, shares		3,000,000
Convertible debt conversion into common stock ($0.0744 - $0.1108/Sh)		$ 1,814,959					1,814,959
Convertible debt conversion into common stock ($0.0744 - $0.1108/Sh), shares		26,512,878
Imputed interest - related party					20,883		20,883
Net loss						(3,187,147)	(3,187,147)
Ending Balance at Sep. 30, 2021	$ 5,217,800	$ 20,693,728		$ 22,000	$ 9,814,813	$ (41,650,767)	$ (5,902,426)
Ending balance, shares at Sep. 30, 2021	2	897,551,753		1,122,311